Fair Value of Financial Assets and Liabilities (Details) - Schedule of fair value of financial assets liabilities on the balance sheet - CLP ($)		Dec. 31, 2022	Dec. 31, 2021
Derivative contracts financial for hedging purposes [Member]
Derivative contracts financial:
Financial liabilities		$ 3,330,756	$ 2,773,476
Level 1 [Member] | Derivative contracts financial for hedging purposes [Member]
Derivative contracts financial:
Financial liabilities
Level 2 [Member] | Derivative contracts financial for hedging purposes [Member]
Derivative contracts financial:
Financial liabilities		3,330,756	2,773,476
Level 3 [Member] | Derivative contracts financial for hedging purposes [Member]
Derivative contracts financial:
Financial liabilities
Derivative contracts financial for hedging purposes [Member] | Financial Assets at fair value through other comprehensive income [Member]
Derivative contracts financial:
Financial assets		10,652,790	9,921,167
Derivative contracts financial for hedging purposes [Member] | Financial Assets at fair value through other comprehensive income [Member] | Level 1 [Member]
Derivative contracts financial:
Financial assets		839,036	816,029
Derivative contracts financial for hedging purposes [Member] | Financial Assets at fair value through other comprehensive income [Member] | Level 2 [Member]
Derivative contracts financial:
Financial assets		9,671,927	9,028,426
Derivative contracts financial for hedging purposes [Member] | Financial Assets at fair value through other comprehensive income [Member] | Level 3 [Member]
Derivative contracts financial:
Financial assets		141,827	76,712
Others [Member] | Financial assets held for trading at fair value through profit or loss [Member]
Derivative contracts financial:
Financial assets		257,325	138,753
Others [Member] | Financial assets held for trading at fair value through profit or loss [Member] | Level 1 [Member]
Derivative contracts financial:
Financial assets		257,325	138,753
Others [Member] | Financial assets held for trading at fair value through profit or loss [Member] | Level 2 [Member]
Derivative contracts financial:
Financial assets
Others [Member] | Financial assets held for trading at fair value through profit or loss [Member] | Level 3 [Member]
Derivative contracts financial:
Financial assets
Forwards [Member] | Derivative contracts financial for hedging purposes [Member]
Derivative contracts financial:
Financial assets
Forwards [Member] | Level 1 [Member] | Derivative contracts financial for hedging purposes [Member]
Derivative contracts financial:
Financial assets
Forwards [Member] | Level 2 [Member] | Derivative contracts financial for hedging purposes [Member]
Derivative contracts financial:
Financial assets
Forwards [Member] | Level 3 [Member] | Derivative contracts financial for hedging purposes [Member]
Derivative contracts financial:
Financial assets
Forwards [Member] | Financial assets held for trading at fair value through profit or loss [Member] | Derivative contracts financial [Member]
Derivative contracts financial:
Financial liabilities		535,630	505,463
Forwards [Member] | Financial assets held for trading at fair value through profit or loss [Member] | Derivative contracts financial for hedging purposes [Member]
Derivative contracts financial:
Financial liabilities			88
Forwards [Member] | Financial assets held for trading at fair value through profit or loss [Member] | Level 1 [Member] | Derivative contracts financial [Member]
Derivative contracts financial:
Financial liabilities
Forwards [Member] | Financial assets held for trading at fair value through profit or loss [Member] | Level 1 [Member] | Derivative contracts financial for hedging purposes [Member]
Derivative contracts financial:
Financial liabilities
Forwards [Member] | Financial assets held for trading at fair value through profit or loss [Member] | Level 2 [Member] | Derivative contracts financial [Member]
Derivative contracts financial:
Financial liabilities		535,630	505,463
Forwards [Member] | Financial assets held for trading at fair value through profit or loss [Member] | Level 2 [Member] | Derivative contracts financial for hedging purposes [Member]
Derivative contracts financial:
Financial liabilities			88
Forwards [Member] | Financial assets held for trading at fair value through profit or loss [Member] | Level 3 [Member] | Derivative contracts financial [Member]
Derivative contracts financial:
Financial liabilities
Forwards [Member] | Financial assets held for trading at fair value through profit or loss [Member] | Level 3 [Member] | Derivative contracts financial for hedging purposes [Member]
Derivative contracts financial:
Financial liabilities
Forwards [Member] | Derivative contracts financial [Member] | Financial assets held for trading at fair value through profit or loss [Member]
Derivative contracts financial:
Financial assets		566,050	742,545
Forwards [Member] | Derivative contracts financial [Member] | Financial assets held for trading at fair value through profit or loss [Member] | Level 1 [Member]
Derivative contracts financial:
Financial assets
Forwards [Member] | Derivative contracts financial [Member] | Financial assets held for trading at fair value through profit or loss [Member] | Level 2 [Member]
Derivative contracts financial:
Financial assets		566,050	742,545
Forwards [Member] | Derivative contracts financial [Member] | Financial assets held for trading at fair value through profit or loss [Member] | Level 3 [Member]
Derivative contracts financial:
Financial assets
Swaps [Member] | Derivative contracts financial for hedging purposes [Member]
Derivative contracts financial:
Financial assets		27,077	277,802
Swaps [Member] | Level 1 [Member] | Derivative contracts financial for hedging purposes [Member]
Derivative contracts financial:
Financial assets
Swaps [Member] | Level 2 [Member] | Derivative contracts financial for hedging purposes [Member]
Derivative contracts financial:
Financial assets		27,077	277,802
Swaps [Member] | Level 3 [Member] | Derivative contracts financial for hedging purposes [Member]
Derivative contracts financial:
Financial assets
Swaps [Member] | Financial assets held for trading at fair value through profit or loss [Member] | Derivative contracts financial [Member]
Derivative contracts financial:
Financial liabilities		2,560,285	2,264,132
Swaps [Member] | Financial assets held for trading at fair value through profit or loss [Member] | Derivative contracts financial for hedging purposes [Member]
Derivative contracts financial:
Financial liabilities		223,016	608
Swaps [Member] | Financial assets held for trading at fair value through profit or loss [Member] | Level 1 [Member] | Derivative contracts financial [Member]
Derivative contracts financial:
Financial liabilities
Swaps [Member] | Financial assets held for trading at fair value through profit or loss [Member] | Level 1 [Member] | Derivative contracts financial for hedging purposes [Member]
Derivative contracts financial:
Financial liabilities
Swaps [Member] | Financial assets held for trading at fair value through profit or loss [Member] | Level 2 [Member] | Derivative contracts financial [Member]
Derivative contracts financial:
Financial liabilities		2,560,285	2,264,132
Swaps [Member] | Financial assets held for trading at fair value through profit or loss [Member] | Level 2 [Member] | Derivative contracts financial for hedging purposes [Member]
Derivative contracts financial:
Financial liabilities		223,016	608
Swaps [Member] | Financial assets held for trading at fair value through profit or loss [Member] | Level 3 [Member] | Derivative contracts financial [Member]
Derivative contracts financial:
Financial liabilities
Swaps [Member] | Financial assets held for trading at fair value through profit or loss [Member] | Level 3 [Member] | Derivative contracts financial for hedging purposes [Member]
Derivative contracts financial:
Financial liabilities
Swaps [Member] | Derivative contracts financial [Member] | Financial assets held for trading at fair value through profit or loss [Member]
Derivative contracts financial:
Financial assets		2,389,577	1,958,243
Swaps [Member] | Derivative contracts financial [Member] | Financial assets held for trading at fair value through profit or loss [Member] | Level 1 [Member]
Derivative contracts financial:
Financial assets
Swaps [Member] | Derivative contracts financial [Member] | Financial assets held for trading at fair value through profit or loss [Member] | Level 2 [Member]
Derivative contracts financial:
Financial assets		2,389,577	1,958,243
Swaps [Member] | Derivative contracts financial [Member] | Financial assets held for trading at fair value through profit or loss [Member] | Level 3 [Member]
Derivative contracts financial:
Financial assets
Call Options [Member] | Derivative contracts financial [Member] | Financial assets held for trading at fair value through profit or loss [Member]
Derivative contracts financial:
Financial assets		2,321	4,509
Call Options [Member] | Derivative contracts financial [Member] | Financial assets held for trading at fair value through profit or loss [Member] | Level 1 [Member]
Derivative contracts financial:
Financial assets
Call Options [Member] | Derivative contracts financial [Member] | Financial assets held for trading at fair value through profit or loss [Member] | Level 2 [Member]
Derivative contracts financial:
Financial assets		2,321	4,509
Call Options [Member] | Derivative contracts financial [Member] | Financial assets held for trading at fair value through profit or loss [Member] | Level 3 [Member]
Derivative contracts financial:
Financial assets
Put Options [Member] | Derivative contracts financial [Member] | Financial assets held for trading at fair value through profit or loss [Member]
Derivative contracts financial:
Financial assets		2,758	199
Put Options [Member] | Derivative contracts financial [Member] | Financial assets held for trading at fair value through profit or loss [Member] | Level 1 [Member]
Derivative contracts financial:
Financial assets
Put Options [Member] | Derivative contracts financial [Member] | Financial assets held for trading at fair value through profit or loss [Member] | Level 2 [Member]
Derivative contracts financial:
Financial assets		2,758	199
Put Options [Member] | Derivative contracts financial [Member] | Financial assets held for trading at fair value through profit or loss [Member] | Level 3 [Member]
Derivative contracts financial:
Financial assets
Futures [Member] | Derivative contracts financial for hedging purposes [Member]
Derivative contracts financial:
Financial assets
Futures [Member] | Level 1 [Member] | Derivative contracts financial for hedging purposes [Member]
Derivative contracts financial:
Financial assets
Futures [Member] | Level 2 [Member] | Derivative contracts financial for hedging purposes [Member]
Derivative contracts financial:
Financial assets
Futures [Member] | Level 3 [Member] | Derivative contracts financial for hedging purposes [Member]
Derivative contracts financial:
Financial assets
Futures [Member] | Financial assets held for trading at fair value through profit or loss [Member] | Derivative contracts financial [Member]
Derivative contracts financial:
Financial assets
Derivative contracts financial:
Financial liabilities
Futures [Member] | Financial assets held for trading at fair value through profit or loss [Member] | Derivative contracts financial for hedging purposes [Member]
Derivative contracts financial:
Financial liabilities
Futures [Member] | Financial assets held for trading at fair value through profit or loss [Member] | Level 1 [Member] | Derivative contracts financial [Member]
Derivative contracts financial:
Financial assets
Derivative contracts financial:
Financial liabilities
Futures [Member] | Financial assets held for trading at fair value through profit or loss [Member] | Level 1 [Member] | Derivative contracts financial for hedging purposes [Member]
Derivative contracts financial:
Financial liabilities
Futures [Member] | Financial assets held for trading at fair value through profit or loss [Member] | Level 2 [Member] | Derivative contracts financial [Member]
Derivative contracts financial:
Financial assets
Derivative contracts financial:
Financial liabilities
Futures [Member] | Financial assets held for trading at fair value through profit or loss [Member] | Level 2 [Member] | Derivative contracts financial for hedging purposes [Member]
Derivative contracts financial:
Financial liabilities
Futures [Member] | Financial assets held for trading at fair value through profit or loss [Member] | Level 3 [Member] | Derivative contracts financial [Member]
Derivative contracts financial:
Financial assets
Derivative contracts financial:
Financial liabilities
Futures [Member] | Financial assets held for trading at fair value through profit or loss [Member] | Level 3 [Member] | Derivative contracts financial for hedging purposes [Member]
Derivative contracts financial:
Financial liabilities
Subtotal [Member] | Derivative contracts financial for hedging purposes [Member]
Derivative contracts financial:
Financial assets		27,077	277,802
Derivative contracts financial:
Financial liabilities		223,016	696
Subtotal [Member] | Level 1 [Member] | Derivative contracts financial for hedging purposes [Member]
Derivative contracts financial:
Financial assets
Derivative contracts financial:
Financial liabilities
Subtotal [Member] | Level 2 [Member] | Derivative contracts financial for hedging purposes [Member]
Derivative contracts financial:
Financial assets		27,077	277,802
Derivative contracts financial:
Financial liabilities		223,016	696
Subtotal [Member] | Level 3 [Member] | Derivative contracts financial for hedging purposes [Member]
Derivative contracts financial:
Financial assets
Derivative contracts financial:
Financial liabilities
Subtotal [Member] | Financial assets held for trading at fair value through profit or loss [Member] | Derivative contracts financial [Member]
Derivative contracts financial:
Financial assets		2,960,706	2,705,496
Derivative contracts financial:
Financial liabilities		3,101,469	2,772,780
Subtotal [Member] | Financial assets held for trading at fair value through profit or loss [Member] | Level 1 [Member] | Derivative contracts financial [Member]
Derivative contracts financial:
Financial assets
Derivative contracts financial:
Financial liabilities
Subtotal [Member] | Financial assets held for trading at fair value through profit or loss [Member] | Level 2 [Member] | Derivative contracts financial [Member]
Derivative contracts financial:
Financial assets		2,960,706	2,705,496
Derivative contracts financial:
Financial liabilities		3,101,469	2,772,780
Subtotal [Member] | Financial assets held for trading at fair value through profit or loss [Member] | Level 3 [Member] | Derivative contracts financial [Member]
Derivative contracts financial:
Financial assets
Derivative contracts financial:
Financial liabilities
Subtotal [Member] | Debt Financial Instruments [Member] | Financial assets held for trading at fair value through profit or loss [Member]
Derivative contracts financial:
Financial assets		3,433,745	3,737,942
Subtotal [Member] | Debt Financial Instruments [Member] | Financial assets held for trading at fair value through profit or loss [Member] | Level 1 [Member]
Derivative contracts financial:
Financial assets		28,128	169,067
Subtotal [Member] | Debt Financial Instruments [Member] | Financial assets held for trading at fair value through profit or loss [Member] | Level 2 [Member]
Derivative contracts financial:
Financial assets		3,305,098	3,517,391
Subtotal [Member] | Debt Financial Instruments [Member] | Financial assets held for trading at fair value through profit or loss [Member] | Level 3 [Member]
Derivative contracts financial:
Financial assets		100,519	51,484
Subtotal [Member] | Debt Financial Instruments [Member] | Financial Assets at fair value through other comprehensive income [Member]
Derivative contracts financial:
Financial assets	[1]	3,973,937	3,061,174
Subtotal [Member] | Debt Financial Instruments [Member] | Financial Assets at fair value through other comprehensive income [Member] | Level 1 [Member]
Derivative contracts financial:
Financial assets	[1]	553,583	508,209
Subtotal [Member] | Debt Financial Instruments [Member] | Financial Assets at fair value through other comprehensive income [Member] | Level 2 [Member]
Derivative contracts financial:
Financial assets	[1]	3,379,046	2,527,737
Subtotal [Member] | Debt Financial Instruments [Member] | Financial Assets at fair value through other comprehensive income [Member] | Level 3 [Member]
Derivative contracts financial:
Financial assets	[1]	41,308	25,228
Financial assets measured at fair value through other comprehensive income, category [Member] | Debt Financial Instruments [Member] | Financial assets held for trading at fair value through profit or loss [Member]
Derivative contracts financial:
Financial assets		3,059,292	3,472,122
Financial assets measured at fair value through other comprehensive income, category [Member] | Debt Financial Instruments [Member] | Financial assets held for trading at fair value through profit or loss [Member] | Level 1 [Member]
Derivative contracts financial:
Financial assets		28,128	169,067
Financial assets measured at fair value through other comprehensive income, category [Member] | Debt Financial Instruments [Member] | Financial assets held for trading at fair value through profit or loss [Member] | Level 2 [Member]
Derivative contracts financial:
Financial assets		3,031,164	3,303,055
Financial assets measured at fair value through other comprehensive income, category [Member] | Debt Financial Instruments [Member] | Financial assets held for trading at fair value through profit or loss [Member] | Level 3 [Member]
Derivative contracts financial:
Financial assets
Financial assets measured at fair value through other comprehensive income, category [Member] | Debt Financial Instruments [Member] | Financial Assets at fair value through other comprehensive income [Member]
Derivative contracts financial:
Financial assets	[1]	2,258,857	2,488,850
Financial assets measured at fair value through other comprehensive income, category [Member] | Debt Financial Instruments [Member] | Financial Assets at fair value through other comprehensive income [Member] | Level 1 [Member]
Derivative contracts financial:
Financial assets	[1]	552,763	507,368
Financial assets measured at fair value through other comprehensive income, category [Member] | Debt Financial Instruments [Member] | Financial Assets at fair value through other comprehensive income [Member] | Level 2 [Member]
Derivative contracts financial:
Financial assets	[1]	1,706,094	1,981,482
Financial assets measured at fair value through other comprehensive income, category [Member] | Debt Financial Instruments [Member] | Financial Assets at fair value through other comprehensive income [Member] | Level 3 [Member]
Derivative contracts financial:
Financial assets	[1]
Other debt financial instruments issued in Chile [Member] | Debt Financial Instruments [Member] | Financial assets held for trading at fair value through profit or loss [Member]
Derivative contracts financial:
Financial assets		374,453	265,820
Other debt financial instruments issued in Chile [Member] | Debt Financial Instruments [Member] | Financial assets held for trading at fair value through profit or loss [Member] | Level 1 [Member]
Derivative contracts financial:
Financial assets
Other debt financial instruments issued in Chile [Member] | Debt Financial Instruments [Member] | Financial assets held for trading at fair value through profit or loss [Member] | Level 2 [Member]
Derivative contracts financial:
Financial assets		273,934	214,336
Other debt financial instruments issued in Chile [Member] | Debt Financial Instruments [Member] | Financial assets held for trading at fair value through profit or loss [Member] | Level 3 [Member]
Derivative contracts financial:
Financial assets		100,519	51,484
Financial assets measured at fair value through other comprehensive income, category [Member] | Debt Financial Instruments [Member] | Financial assets held for trading at fair value through profit or loss [Member]
Derivative contracts financial:
Financial assets
Financial assets measured at fair value through other comprehensive income, category [Member] | Debt Financial Instruments [Member] | Financial assets held for trading at fair value through profit or loss [Member] | Level 1 [Member]
Derivative contracts financial:
Financial assets
Financial assets measured at fair value through other comprehensive income, category [Member] | Debt Financial Instruments [Member] | Financial assets held for trading at fair value through profit or loss [Member] | Level 2 [Member]
Derivative contracts financial:
Financial assets
Financial assets measured at fair value through other comprehensive income, category [Member] | Debt Financial Instruments [Member] | Financial assets held for trading at fair value through profit or loss [Member] | Level 3 [Member]
Derivative contracts financial:
Financial assets
Financial assets measured at fair value through other comprehensive income, category [Member] | Debt Financial Instruments [Member] | Financial Assets at fair value through other comprehensive income [Member]
Derivative contracts financial:
Financial assets	[1]	167,627
Financial assets measured at fair value through other comprehensive income, category [Member] | Debt Financial Instruments [Member] | Financial Assets at fair value through other comprehensive income [Member] | Level 1 [Member]
Derivative contracts financial:
Financial assets	[1]
Financial assets measured at fair value through other comprehensive income, category [Member] | Debt Financial Instruments [Member] | Financial Assets at fair value through other comprehensive income [Member] | Level 2 [Member]
Derivative contracts financial:
Financial assets	[1]	167,627
Financial assets measured at fair value through other comprehensive income, category [Member] | Debt Financial Instruments [Member] | Financial Assets at fair value through other comprehensive income [Member] | Level 3 [Member]
Derivative contracts financial:
Financial assets	[1]
Financial assets measured at fair value through other comprehensive income, category [Member] | Debt Financial Instruments [Member] | Financial Assets at fair value through other comprehensive income [Member]
Derivative contracts financial:
Financial assets	[1]	1,540,908	565,959
Financial assets measured at fair value through other comprehensive income, category [Member] | Debt Financial Instruments [Member] | Financial Assets at fair value through other comprehensive income [Member] | Level 1 [Member]
Derivative contracts financial:
Financial assets	[1]
Financial assets measured at fair value through other comprehensive income, category [Member] | Debt Financial Instruments [Member] | Financial Assets at fair value through other comprehensive income [Member] | Level 2 [Member]
Derivative contracts financial:
Financial assets	[1]	1,499,625	540,756
Financial assets measured at fair value through other comprehensive income, category [Member] | Debt Financial Instruments [Member] | Financial Assets at fair value through other comprehensive income [Member] | Level 3 [Member]
Derivative contracts financial:
Financial assets	[1]	41,283	25,203
Instruments issued in Chile [Member] | Equity Instruments [Member] | Financial Assets at fair value through other comprehensive income [Member]
Derivative contracts financial:
Financial assets		5,700	5,499
Instruments issued in Chile [Member] | Equity Instruments [Member] | Financial Assets at fair value through other comprehensive income [Member] | Level 1 [Member]
Derivative contracts financial:
Financial assets
Instruments issued in Chile [Member] | Equity Instruments [Member] | Financial Assets at fair value through other comprehensive income [Member] | Level 2 [Member]
Derivative contracts financial:
Financial assets		5,700	5,499
Instruments issued in Chile [Member] | Equity Instruments [Member] | Financial Assets at fair value through other comprehensive income [Member] | Level 3 [Member]
Derivative contracts financial:
Financial assets
Instruments issued abroad [Member] | Equity Instruments [Member] | Financial Assets at fair value through other comprehensive income [Member]
Derivative contracts financial:
Financial assets		845	866
Instruments issued abroad [Member] | Equity Instruments [Member] | Financial Assets at fair value through other comprehensive income [Member] | Level 1 [Member]
Derivative contracts financial:
Financial assets		820	841
Instruments issued abroad [Member] | Equity Instruments [Member] | Financial Assets at fair value through other comprehensive income [Member] | Level 2 [Member]
Derivative contracts financial:
Financial assets
Instruments issued abroad [Member] | Equity Instruments [Member] | Financial Assets at fair value through other comprehensive income [Member] | Level 3 [Member]
Derivative contracts financial:
Financial assets		25	25
Call options [Member] | Derivative contracts financial for hedging purposes [Member]
Derivative contracts financial:
Financial assets
Call options [Member] | Level 1 [Member] | Derivative contracts financial for hedging purposes [Member]
Derivative contracts financial:
Financial assets
Call options [Member] | Level 2 [Member] | Derivative contracts financial for hedging purposes [Member]
Derivative contracts financial:
Financial assets
Call options [Member] | Level 3 [Member] | Derivative contracts financial for hedging purposes [Member]
Derivative contracts financial:
Financial assets
Call options [Member] | Financial assets held for trading at fair value through profit or loss [Member] | Derivative contracts financial [Member]
Derivative contracts financial:
Financial liabilities		1,665	2,726
Call options [Member] | Financial assets held for trading at fair value through profit or loss [Member] | Derivative contracts financial for hedging purposes [Member]
Derivative contracts financial:
Financial liabilities
Call options [Member] | Financial assets held for trading at fair value through profit or loss [Member] | Level 1 [Member] | Derivative contracts financial [Member]
Derivative contracts financial:
Financial liabilities
Call options [Member] | Financial assets held for trading at fair value through profit or loss [Member] | Level 1 [Member] | Derivative contracts financial for hedging purposes [Member]
Derivative contracts financial:
Financial liabilities
Call options [Member] | Financial assets held for trading at fair value through profit or loss [Member] | Level 2 [Member] | Derivative contracts financial [Member]
Derivative contracts financial:
Financial liabilities		1,665	2,726
Call options [Member] | Financial assets held for trading at fair value through profit or loss [Member] | Level 2 [Member] | Derivative contracts financial for hedging purposes [Member]
Derivative contracts financial:
Financial liabilities
Call options [Member] | Financial assets held for trading at fair value through profit or loss [Member] | Level 3 [Member] | Derivative contracts financial [Member]
Derivative contracts financial:
Financial liabilities
Call options [Member] | Financial assets held for trading at fair value through profit or loss [Member] | Level 3 [Member] | Derivative contracts financial for hedging purposes [Member]
Derivative contracts financial:
Financial liabilities
Put options [Member] | Derivative contracts financial for hedging purposes [Member]
Derivative contracts financial:
Financial assets
Put options [Member] | Level 1 [Member] | Derivative contracts financial for hedging purposes [Member]
Derivative contracts financial:
Financial assets
Put options [Member] | Level 2 [Member] | Derivative contracts financial for hedging purposes [Member]
Derivative contracts financial:
Financial assets
Put options [Member] | Level 3 [Member] | Derivative contracts financial for hedging purposes [Member]
Derivative contracts financial:
Financial assets
Put options [Member] | Financial assets held for trading at fair value through profit or loss [Member] | Derivative contracts financial [Member]
Derivative contracts financial:
Financial liabilities		3,889	459
Put options [Member] | Financial assets held for trading at fair value through profit or loss [Member] | Derivative contracts financial for hedging purposes [Member]
Derivative contracts financial:
Financial liabilities
Put options [Member] | Financial assets held for trading at fair value through profit or loss [Member] | Level 1 [Member] | Derivative contracts financial [Member]
Derivative contracts financial:
Financial liabilities
Put options [Member] | Financial assets held for trading at fair value through profit or loss [Member] | Level 1 [Member] | Derivative contracts financial for hedging purposes [Member]
Derivative contracts financial:
Financial liabilities
Put options [Member] | Financial assets held for trading at fair value through profit or loss [Member] | Level 2 [Member] | Derivative contracts financial [Member]
Derivative contracts financial:
Financial liabilities		3,889	459
Put options [Member] | Financial assets held for trading at fair value through profit or loss [Member] | Level 2 [Member] | Derivative contracts financial for hedging purposes [Member]
Derivative contracts financial:
Financial liabilities
Put options [Member] | Financial assets held for trading at fair value through profit or loss [Member] | Level 3 [Member] | Derivative contracts financial [Member]
Derivative contracts financial:
Financial liabilities
Put options [Member] | Financial assets held for trading at fair value through profit or loss [Member] | Level 3 [Member] | Derivative contracts financial for hedging purposes [Member]
Derivative contracts financial:
Financial liabilities
Others [Member] | Financial assets held for trading at fair value through profit or loss [Member]
Derivative contracts financial:
Financial liabilities		6,271
Others [Member] | Financial assets held for trading at fair value through profit or loss [Member] | Level 1 [Member]
Derivative contracts financial:
Financial liabilities
Others [Member] | Financial assets held for trading at fair value through profit or loss [Member] | Level 2 [Member]
Derivative contracts financial:
Financial liabilities		6,271
Others [Member] | Financial assets held for trading at fair value through profit or loss [Member] | Level 3 [Member]
Derivative contracts financial:
Financial liabilities

[1]	As of December 31, 2022, 100% of instruments of level 3 have denomination “Investment Grade”. Also, 100% of total of these financial instruments correspond to domestic issuers.